Note 16 - Regulatory Matters/Supervisory Agreements and IMCR (Details) - Tier 1 (Core) Capital and Risk-Based Capital (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Tier 1 (Core) Capital and Risk-Based Capital [Abstract]
Tier I or core capital actual amount (in Dollars)	$ 77,848		$ 63,212
Tier I or core capital actual percent of assets	12.22%	[1]	9.68%	[1]
Tier I or core capital amount required to be adequately capitalized (in Dollars)	25,478		26,123
Tier I or core capital percent of assets required to be adequately capitalized	4.00%	[1]	4.00%	[1]
Tier I or core capital amount of excess capital (in Dollars)	52,370		37,089
Tier I or core capital excess capital percent of assets	8.22%	[1]	5.68%	[1]
Tier I or core capital amount required to be well capitalized under prompt corrective action provisions (in Dollars)	31,847		32,653
Tier I or core capital percent of assets required to be well capitalized under prompt corrective action provisions	5.00%	[1]	5.00%	[1]
Tier I risk-based capital actual amount (in Dollars)	77,848		63,212
Tier I risk-based capital actual percent of assets	19.51%	[1]	14.23%	[1]
Tier I risk-based capital amount required to be adequately capitalized (in Dollars)	15,963		17,770
Tier I risk-based capital percent of assets required to be adequately capitalized	4.00%	[1]	4.00%	[1]
Tier I risk-based capital amount of excess capital (in Dollars)	61,885		45,442
Tier I risk-based capital excess capital percent of assets	15.51%	[1]	10.23%	[1]
Tier I risk-based capital amount required to be well capitalized under prompt corrective action provisions (in Dollars)	23,944		26,655
Tier I risk-based capital percent of assets required to be well capitalized under prompt corrective action provisions	6.00%	[1]	6.00%	[1]
Risk-based capital to risk-weighted assets actual amount (in Dollars)	82,916		68,963
Risk-based capital to risk-weighted assets actual percent of assets	20.78%	[1]	15.52%	[1]
Risk-based capital to risk-weighted assets amount required to be adequately capitalized (in Dollars)	31,926		35,540
Risk-based capital to risk-weighted assets percent of assets required to be adequately capitalized	8.00%	[1]	8.00%	[1]
Risk-based capital to risk-weighted assets amount of excess capital (in Dollars)	50,990		33,423
Risk-based capital to risk-weighted assets excess capital percent of assets	12.78%	[1]	7.52%	[1]
Risk-based capital to risk-weighted assets amount required to be well capitalized under prompt corrective action provisions (in Dollars)	$ 39,907		$ 44,425
Risk-based capital to risk-weighted assets percent of assets required to be well capitalized under prompt corrective action provisions	10.00%	[1]	10.00%	[1]

[1]	Based upon the Bank's adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.